ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized Gain (Losses) on Risk-Management Assets/Liabilities - January 1	$ (42,199)	$ (37,349)
Unrealized Holding Gains (Losses) on Investment Securities - January 1	0	955
Pension and Postretirement Benefit Plan Obligations - January 1	(84,543)	(99,959)
Unrealized Gains (Losses) on Risk-Management Assets/Liabilities of Unconsolidated Affiliates - January 1	(500)	0
Accumulated Other Comprehensive Income (Loss) - January 1	(127,242)	(136,353)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(9,280)	10,444
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	0	(955)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(22,903)	5,722
Other Comprehensive Income (Loss), Amount Attributable to Equity Method Investments, before Reclassification Adjustments, Net of Tax	(475)	(500)
Other comprehensive income (loss) before reclassifications	(32,658)	14,711
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(6,977)	(54,709)	$ 41,723
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	0	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	6,210	9,694
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	16	0
Other Comprehensive Income (Loss), Reclassification Adjustment included in Net Income, Net of Tax	5,550	(5,600)	32,359
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(9,956)	(4,850)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	0	(955)	98
Pension and Postretirement Benefit Plan Obligations	(16,693)	15,416	(23,672)
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax, Attributable to Parent	(459)	(500)
Accumulated Other Comprehensive Income (Loss)	(27,108)	9,111
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	230	8,815	(14,098)
Unrealized Gains (Losses) on Risk-Management Assets/Liabilities of Unconsolidated Affiliates - December 31	(959)	(500)	0
Unrealized Gain (Losses) on Risk-Management Assets/Liabilities - December 31	(52,155)	(42,199)	(37,349)
Unrealized Holding Gains (Losses) on Investment Securities - December 31	0	0	955
Pension and Postretirement Benefit Plan Obligations - December 31	(101,236)	(84,543)	(99,959)
Accumulated Other Comprehensive Income (Loss) - December 31	(154,350)	(127,242)	(136,353)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(676)	(15,294)	22,044
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Total before tax [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(7,207)	(63,524)	43,018
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Tax Expense [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	230	8,815	(8,977)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Continuing Operations [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(6,977)	(54,709)	34,041
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Discontinued Operations [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0	0	7,682
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(6,977)	(54,709)	41,723
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net income attributable to noncontrolling interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest	(6,301)	(39,415)	19,679
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(26,422)	(81,089)	21,052
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	19,215	17,565	21,966
Accumulated Defined Benefit Plans Adjustment [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	6,210	9,694	10,315
Defined Benefit Plan, Future Amortization of Gain (Loss)	12,012	17,724	15,914
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(1,662)	(1,568)	(1,469)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Before Tax	10,350	16,156	14,445
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Tax	(4,140)	(6,462)	(5,778)
Accumulated Defined Benefit Plans Adjustment [Member] | Continuing Operations [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	6,210	9,694	8,667
Accumulated Defined Benefit Plans Adjustment [Member] | Discontinued Operations [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	1,648
Accumulated Other Comprehensive Income from Investments in Unconsolidated Affiliates Attributable to Parent [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	16	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Before Tax	63	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Tax	(10)	0	0
Accumulated Other Comprehensive Income from Investments in Unconsolidated Affiliates Attributable to Parent [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	53	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax, Portion Attributable to Noncont Interests	37	0	0
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(35,752)	47,500	(64,639)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	7,207	63,524	(43,018)
Cash Flow Hedging [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(78,513)	70,065	32,354
Cash Flow Hedging [Member] | Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	26,422	81,089	(21,052)
Cash Flow Hedging [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	42,761	(22,565)	(96,993)
Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (19,215)	$ (17,565)	$ (21,966)